CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Shares [Member]	Accumulated Other Comprehensive Income [Member]	Unearned Employee Stock Ownership Plan ESOP [Member]
Balance at Jun. 30, 2012	$ 58,853	$ 86	$ 36,870	$ 31,971	$ (8,305)	$ 3	$ (1,772)
Net income	2,916	0	0	2,916	0	0	0
Allocation of ESOP shares	149	0	3	0	0	0	146
Acquisition of shares for Treasury	(61)	0	0	0	(61)	0	0
Unrealized gains on securities designated as available for sale, net of related tax effects	20	0	0	0	0	0	0
Acquisition of CKF Bancorp, net of fractional shares	6,028	0	(2,141)	0	8,169	0	0
Cash dividends of $0.40 per common share	(1,283)	0	0	(1,283)	0	0	0
Balance at Jun. 30, 2013	66,622	86	34,732	33,604	(197)	23	(1,626)
Net income	1,934	0	0	1,934	0	0	0
Allocation of ESOP shares	155	0	(61)	0	0	0	216
Acquisition of shares for Treasury	(42)	0	0	0	(42)	0	0
Unrealized gains on securities designated as available for sale, net of related tax effects	47	0	0	0	0	47	0
Cash dividends of $0.40 per common share	(1,511)	0	0	(1,511)	0	0	0
Balance at Jun. 30, 2014	$ 67,205	$ 86	$ 34,671	$ 34,027	$ (239)	$ 70	$ (1,410)